Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade receivables.
Change in the allowance for doubtful accounts

	Year Ended December 31,
	2021	2020

	(€ in thousands)
Balance at beginning of period	183	187
Additions	96	52
Utilization	(4)	(26)
Reversal	(12)	(30)
Balance at end of period	263	183